Regulatory Matters - The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital to adjusted total assets, Actual Amount	$ 92,803	$ 95,156
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	34,392	34,924
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	42,990	43,656
Total capital to risk weighted assets, Actual Amount	98,915	100,857
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	52,682	46,772
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	61,080	58,465
Tier 1 capital to risk weighted assets, Actual Amount	92,803	95,156
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	40,466	35,079
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	48,864	46,772
Common equity tier 1 capital to risk weighted assets, Actual Amount	92,803	95,156
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	$ 31,304	$ 26,309
Tier 1 leverage capital to adjusted total assets, Actual Ratio	10.80%	10.90%
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	4.00%	4.00%
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	16.20%	17.30%
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	8.625%	8.00%
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	15.20%	16.30%
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	6.625%	6.00%
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	8.00%	8.00%
Common equity tier 1 capital to risk weighted assets, Actual Ratio	15.20%	16.30%
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	5.125%	4.50%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage capital to adjusted total assets, Actual Amount	$ 91,617	$ 93,328
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	34,315	34,840
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	42,894	43,550
Total capital to risk weighted assets, Actual Amount	97,729	99,029
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	52,561	46,272
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	60,941	57,840
Tier 1 capital to risk weighted assets, Actual Amount	91,617	93,328
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	40,373	34,704
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	48,753	46,272
Common equity tier 1 capital to risk weighted assets, Actual Amount	91,617	93,328
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Amount	31,232	26,028
Common equity tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Amount	$ 39,611	$ 37,596
Tier 1 leverage capital to adjusted total assets, Actual Ratio	10.70%	10.70%
Tier 1 leverage capital to adjusted total assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	4.00%	4.00%
Tier 1 leverage capital to adjusted total assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	16.00%	17.10%
Total capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	8.625%	8.00%
Total capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	15.00%	16.10%
Tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	6.625%	6.00%
Tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	8.00%	8.00%
Common equity tier 1 capital to risk weighted assets, Actual Ratio	15.00%	16.10%
Common equity tier 1 capital to risk weighted assets, Minimum Capital Required - Basel III Phase-In Schedule, Ratio	5.125%	4.50%
Common equity tier 1 capital to risk weighted assets, To be Well Capitalized for Prompt Corrective Action Provision, Ratio	6.50%	6.50%